Trade and other payables	12 Months Ended
Mar. 31, 2019
Trade and other payables
Trade and other payables

33  Trade and other payables

	March 31,
	2018	2019
Trade payables	3,977,674	4,124,409
Accrued expenses	381,880	275,515
Related parties (refer to Note 42)	16,767	15,517
Refund and other payables*	673,309	852,605
Total	5,049,630	5,268,046
Current	5,049,630	5,264,949
Non-current	—	3,097
Total	5,049,630	5,268,046

Non-current portion pertains to the expenditure incurred towards advertisements made as per the advertisements contract entered with BCCL (refer note 39).

*     During the year ending March 31, 2019, the Company has reassessed its estimates of likely future refund of certain customer transactions and the above liability has been adjusted accordingly.